Convertible debentures (Details Narrative)		6 Months Ended	12 Months Ended
	Apr. 20, 2023 CAD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Apr. 20, 2023 USD ($) shares	Apr. 20, 2023 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Number of units issued		400,000
Secured convertible debenture		$ 157,860	$ 1,062,062		$ 1,000	$ 1,193,641
Warrants to purchase shares	1,667
Exercise price of warrants | $ / shares	$ 0.50
Warrants expire date	Jun. 29, 2025
Borrowing maturity	April 30, 2025
Interest rate		35.00%		12.00%	12.00%
Redeem debentures percent				105.00%	105.00%
Conversion price per share | $ / shares					$ 0.60
Underwriting fee				$ 775,748	$ 1,045,000
Market interest rate		16.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares		26,530,000	105,055,189
Exercise price of warrants | $ / shares		$ 0.38	$ 0.34
Fair value of warrants | $		$ 216,777
Risk free interest rate, share options granted		3.77%
Expected volatility, share options granted		100.96%
Expected dividend as percentage, share options granted		0.00%
Expected Expected years, share options granted		2 years
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Number of units issued				1,500,000	1,500,000
Warrants expire date	Apr. 20, 2025
Private placements [member]
IfrsStatementLineItems [Line Items]
Number of units issued				15,000	15,000
Units price per share | $ / shares	$ 1,000
Proceeds from share issuance | $	$ 15,000,000